Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 17, 2019

to Currently Effective Prospectuses

Effective on or about April 19, 2019, the prospectuses for Janus Henderson Emerging Markets Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Michael Cahoon is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2016. Stephen Deane is Co-Portfolio Manager of the Fund, which he has co-managed since April 2019.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Emerging Markets Fund

Co-Portfolio Managers Michael Cahoon and Stephen Deane are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Michael Cahoon, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Emerging Markets Fund, which he has co-managed since February 2016. Mr. Cahoon joined Henderson Global Investors Limited in 2015 and began his career in the investment industry in 2011. Prior to joining Henderson Global Investors Limited, Mr. Cahoon served as an analyst from 2013 to 2015 at Ashmore Group. He holds a Bachelor’s degree (with honors) from the University of Massachusetts, Amherst in Business Administration in Finance and Operations Management with a dual concentration in legal studies. Mr. Cahoon holds the Chartered Financial Analyst designation.

Stephen Deane is Portfolio Manager, Global Emerging Markets Equities of Janus Henderson Investors. He is Co-Portfolio Manager of Janus Henderson Emerging Markets Fund, which he has co-managed since April 2019. He joined Henderson Global Investors Limited in 2016 as a Portfolio Manager on the Janus Henderson Emerging Markets Equity strategy. Prior to joining Henderson Global Investors Limited, Mr. Deane was an investment analyst and subsequently a co-manager from 2010 to 2014 on the team’s global funds at First State Stewart (formerly First State Investments). He holds a Bachelor of Arts degree in Psychology from Trinity College, Dublin. Mr. Dean also holds an Executive Master of Business Administration degree from INSEAD, Paris.

Michael Cahoon and Stephen Deane have decided to depart Henderson Global Investors Limited, effective on or about November 30, 2019, but will continue to serve as Co-Portfolio Managers of the Fund until further notice. Nicholas Cowley, a current Co-Portfolio Manager of Janus Henderson International Opportunities Fund, has also decided to depart Henderson Global Investors Limited, effective on or about November 30, 2019, but will continue to serve as a Co-Portfolio Manager and member of the Fund’s portfolio management team until further notice. Janus Capital Management LLC, the Funds’ investment adviser, will appoint one or more new portfolio managers to the Funds prior to their departure, and shareholders of the Funds will be notified when the new portfolio managers have been appointed.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 17, 2019

to Currently Effective Statement of Additional Information

Effective on or about April 19, 2019, the statement of additional information (the “SAI”) for Janus Henderson Emerging Markets Fund is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Stephen Deane(28)***	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	2 $690.10	4 $704.81
(28)	Effective on or about April 19, 2019, Co-Portfolio Manager Stephen Deane assumed shared responsibility for the day-to-day management of Janus Henderson Emerging Markets Fund.
***	As of March 31, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds

Janus Capital

Stephen Deane(7)***	Janus Henderson Emerging Markets Fund	None	None
(7)	Effective on or about April 19, 2019, Co-Portfolio Manager Stephen Deane assumed shared responsibility for the day-to-day management of Janus Henderson Emerging Markets Fund.
***	As of March 31, 2019.

Michael Cahoon and Stephen Deane have decided to depart Henderson Global Investors Limited, effective on or about November 30, 2019, but will continue to serve as Co-Portfolio Managers of the Fund until further notice. Nicholas Cowley, a current Co-Portfolio Manager of Janus Henderson International Opportunities Fund, has also decided to depart Henderson Global Investors Limited, effective on or about November 30, 2019, but will continue to serve as a Co-Portfolio Manager and member of the Fund’s portfolio management team until further notice. Janus Capital Management LLC, the Funds’ investment adviser, will appoint one or more new portfolio managers to the Funds prior to their departure, and shareholders of the Funds will be notified when the new portfolio managers have been appointed.

Please retain this Supplement with your records.